Organization and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Date of incorporation	Jul. 13, 2005
Accumulated deficit	$ 198,014	$ 186,629
Cash and cash equivalents	20,703	$ 11,565
Working capital	$ 20,000